Consolidated Statements of Comprehensive Income - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Line Items]
Technology platform-based income	¥ 38,294,317	¥ 41,221,842	¥ 41,929,077
Retail credit facilitation service fees	36,086,974	39,456,904	39,324,848
Wealth management transaction and service fees	2,207,343	1,764,938	2,604,229
Net interest income	14,174,231	7,750,460	3,909,196
Guarantee income	4,370,342	601,644	464,743
Other income	3,875,407	1,517,042	878,868
Investment income	1,151,753	939,899	579,077
Share of net profit/(loss) of investments accounted for using the equity method	(31,143)	14,837	72,807
Total income	61,834,907	52,045,724	47,833,768
Total expenses
Sales and marketing expenses	(17,993,072)	(17,813,557)	(14,931,096)
General and administrative expenses	(3,559,323)	(2,975,544)	(2,853,049)
Operation and servicing expenses	(6,557,595)	(6,031,297)	(5,471,468)
Technology and analytics expenses	(2,083,994)	(1,792,081)	(1,952,260)
Credit impairment losses	(6,643,727)	(3,035,188)	(1,862,745)
Asset impairment losses	(1,100,882)	(7,168)	(134,516)
Finance costs	(995,515)	(2,865,654)	(1,519,907)
Other gains/(losses) - net	499,379	384,270	325,114
Total expenses	(38,434,729)	(34,136,219)	(28,399,927)
Profit before income tax expenses	23,400,178	17,909,505	19,433,841
Less: Income tax expenses	(6,691,118)	(5,633,265)	(6,116,697)
other comprehensive income/(loss)	16,709,060	12,276,240	13,317,144
Net profit attributable to:
Owners of the Company	16,804,380	12,354,114	13,332,431
Non-controlling interests	(95,320)	(77,874)	(15,287)
other comprehensive income/(loss)	16,709,060	12,276,240	13,317,144
Other comprehensive income/(loss), net of tax:
-Exchange differences on translation of foreign operations	28,282	614,651	(176,833)
Total comprehensive income for the year	16,737,342	12,890,891	13,140,311
Total comprehensive income attributable to:
Owners of the Company	16,832,782	12,968,513	13,155,598
Non-controlling interests	(95,440)	(77,622)	(15,287)
Total comprehensive income for the year	¥ 16,737,342	¥ 12,890,891	¥ 13,140,311
Earnings per share (expressed in RMB per share)
-Basic earnings per ADS	¥ 7.11	¥ 5.59
-Diluted earnings per ADS	6.69	5.55
Ordinary shares [member]
Earnings per share (expressed in RMB per share)
-Basic earnings per share	14.22	11.19	¥ 12.27
-Diluted earnings per share	¥ 13.38	¥ 11.10	¥ 12.27